Gross investment in lease (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Gross Investment in Lease

	2014	2013
Gross investment in lease	$58,953	$80,123
Current portion	(21,170)	(21,170)

	$37,783	$58,953